Document and Entity Information	Jun. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000023795
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	CTO REALTY GROWTH, INC.
Entity File Number	001-11350
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	59-0483700
Entity Address, Address Line One	1140 N. Williamson Blvd.
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Daytona Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32114
City Area Code	(386)
Local Phone Number	274-2202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false